BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Capital Appreciation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated September 29, 2022 (the “Supplement”) to the Summary Prospectuses and the

Prospectuses of the Funds, each dated May 1, 2022, as supplemented to date

The following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Key Facts About BlackRock Capital Appreciation V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lawrence Kemp[1]	2013	Managing Director of BlackRock, Inc.
Phil Ruvinsky	2020	Managing Director of BlackRock, Inc.
Caroline Bottinelli	2022	Director of BlackRock, Inc.

[1]	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Summary Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lawrence Kemp[1]	2017	Managing Director of BlackRock, Inc.
Phil Ruvinsky	2020	Managing Director of BlackRock, Inc.
Caroline Bottinelli	2022	Director of BlackRock, Inc.

[1]	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Lawrence Kemp[1], Phil Ruvinsky and Caroline Bottinelli are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock Capital Appreciation V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Capital Appreciation V.I. Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Lawrence Kemp[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2013	Managing Director of BlackRock, Inc. since 2012; prior to joining BlackRock, Inc., Mr. Kemp was a Managing Director at UBS Global Asset Management.
Phil Ruvinsky	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2020	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2013 to 2018; Sector Head and Research Analyst at Surview Capital LLC from 2010 to 2013; Various positions, including Portfolio Manager and Investment Analyst, at UBS Global Asset Management from 2002 to 2010.
Caroline Bottinelli	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2020; Vice President of BlackRock, Inc. from 2016 to 2020; prior to joining BlackRock, Inc., Ms. Bottinelli was an Equity Research Associate at J.P. Morgan.

[1]	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock Large Cap Focus Growth V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Large Cap Focus Growth V.I. Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Lawrence Kemp[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2012; prior to joining BlackRock, Inc., Mr. Kemp was a Managing Director at UBS Global Asset Management.
Phil Ruvinsky	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2013 to 2018; Sector Head and Research Analyst at Surview Capital LLC from 2010 to 2013; Various positions, including Portfolio Manager and Investment Analyst, at UBS Global Asset Management from 2002 to 2010.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Caroline Bottinelli	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2020; Vice President of BlackRock, Inc. from 2016 to 2020; prior to joining BlackRock, Inc., Ms. Bottinelli was an Equity Research Associate at J.P. Morgan.

[1]	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.